Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,340,142.85

Principal:
Principal Collections	$22,497,669.33
Prepayments in Full	$10,474,595.04
Liquidation Proceeds	$358,414.40
Recoveries	$36,571.27
Sub Total	$33,367,250.04
Collections	$35,707,392.89

Purchase Amounts:
Purchase Amounts Related to Principal	$269,991.36
Purchase Amounts Related to Interest	$1,416.63
Sub Total	$271,407.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,978,800.88

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,978,800.88
Servicing Fee	$632,181.11	$632,181.11	$0.00	$0.00	$35,346,619.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,346,619.77
Interest - Class A-2 Notes	$17,712.65	$17,712.65	$0.00	$0.00	$35,328,907.12
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$34,980,532.12
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$34,859,311.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,859,311.45
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$34,791,428.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,791,428.78
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$34,740,127.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,740,127.53
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$34,678,302.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,678,302.95
Regular Principal Payment	$31,745,327.41	$31,745,327.41	$0.00	$0.00	$2,932,975.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,932,975.54
Residual Released to Depositor	$0.00	$2,932,975.54	$0.00	$0.00	$0.00
Total		$35,978,800.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,745,327.41
Total					$31,745,327.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,745,327.41	$58.93	$17,712.65	$0.03	$31,763,040.06	$58.96
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$31,745,327.41	$19.71	$668,316.82	$0.42	$32,413,644.23	$20.13

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$45,223,783.27	0.0839498	$13,478,455.86	0.0250203
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$722,663,783.27	0.4487926	$690,918,455.86	0.4290779

Pool Information
Weighted Average APR	3.788%	3.782%
Weighted Average Remaining Term	39.44	38.71
Number of Receivables Outstanding	48,977	47,672
Pool Balance	$758,617,326.05	$724,700,502.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$725,802,159.50	$693,548,079.73
Pool Factor	0.4602767	0.4396983

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$10,870,507.53
Yield Supplement Overcollateralization Amount	$31,152,422.32
Targeted Overcollateralization Amount	$33,782,046.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,782,046.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		157	$316,153.87
(Recoveries)		62	$36,571.27
Net Loss for Current Collection Period			$279,582.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4423%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3574%
Second Prior Collection Period			0.4337%
Prior Collection Period			0.6808%
Current Collection Period			0.4524%
Four Month Average (Current and Prior Three Collection Periods)			0.4811%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,306	$5,332,600.59
(Cumulative Recoveries)			$519,657.34
Cumulative Net Loss for All Collection Periods			$4,812,943.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2920%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,613.01
Average Net Loss for Receivables that have experienced a Realized Loss			$1,455.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.66%	631	$12,053,419.90
61-90 Days Delinquent	0.17%	63	$1,258,770.44
91-120 Days Delinquent	0.03%	13	$242,236.78
Over 120 Days Delinquent	0.07%	29	$484,186.66
Total Delinquent Receivables	1.94%	736	$14,038,613.78

Repossession Inventory:
Repossessed in the Current Collection Period		21	$450,315.17
Total Repossessed Inventory		40	$848,800.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2201%
Prior Collection Period			0.1981%
Current Collection Period			0.2203%
Three Month Average			0.2128%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer